Note 7 - Accounts Payable and Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes Tables
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,	March 31 ,
	2016	2017
Accounts payable and accrued expenses	$22,231	$57,363
Payroll tax liability	137,500	137,500
Officer bonus	80,000	—
Accrued interest	40,372	41,836
Total accounts payable and accrued expenses	$280,103	$236,699

	December 31,	December 31,
	2015	2016
Accounts payable	$174,539	$22,231
Payroll tax liability	137,500	137,500
Officer bonus	—	80,000
Accrued interest	12,944	40,372

Total Accounts Payable and Accrued Expenses	$324,983	$280,103